10. Subsequent Events	12 Months Ended
Dec. 31, 2019
Notes
10. Subsequent Events

10.Subsequent Events

(a)On January 13, 2020, the Company issued 358,334 common shares for proceeds of $215,000, of which $10,000 was received as at December 31, 2019.

(b)On February 27, 2020, the Company issued 41,667 common shares for proceeds of $25,000.

(c)On March 25, 2020, the Company issued 333,335 common shares for proceeds of $200,000.

(d)On March 25, 2020, the Company issued 16,521 common shares to settle outstanding accounts payable of $9,912.

(e)On April 10, 2020, the Company made an additional payment of $500,000 relating to the Bonanza Project, as disclosed in Note 3.